Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	PROTECTIVE LIFE INSURANCE CO
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000310826
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 5